Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Cash flows from operating activities of continuing operations:
Net loss	$ (8,762,066)	$ (7,152,497)
Adjustments to reconcile net loss to cash used in operating activities:
Depreciation and amortization	384,351	620,666
Amortization of debt discount	2,181,869	1,623,921
Common stock issued in exchange for fees and services	116,736	586,457
Deferred taxes	0	29,412
Derivative expense	1,052,350	0
Stock based compensation	226,091	460,146
Amortization of rights-of-use assets	289,766	223,262
Loss on disposal of property and equipment	2,237	0
Unrealized gain on change in fair value of derivative liabilities	(49,047)	0
Changes in operating assets and liabilities:
Accounts receivable	(74,769)	115,873
Inventory	(31,643)	33,979
Prepaid expenses and other current assets	(361,348)	(326,067)
Other assets	(718,161)	2,437
Accounts payable	262,514	(485,433)
Accrued liabilities	17,146	(1,148,692)
Advanced payments and deferred revenues	243,191	(409,525)
Income taxes payable and other noncurrent liabilities	13,748	(11,489)
Operating lease liability	(344,721)	(267,776)
Related party payables	0	(51,247)
Net cash used in operating activities	(5,432,002)	(5,373,687)
Cash flows from investing activities:
Cash consideration for acquisition of business	0	(400,000)
Purchase of fixed assets	(84,300)	(25,789)
Proceeds from sale of property and equipment	13,085	0
Net cash used in financing activities	(71,215)	(425,789)
Cash flows from financing activities:
Proceeds from issuance of preferred stock, net of issuance costs	0	1,050,000
Proceeds from issuance of common stock, net of issuance costs	0	10,317,324
Proceeds from issuance of convertible notes	1,444,000	4,516,700
Repayments of convertible notes	(109,997)	(1,058,307)
Repayments of loans payable	(36,834)	(56,982)
Net cash provided by financing activities	223,100	14,768,735
Effect of exchange rates on cash and cash equivalents	61,451	(13,239)
Net increase (decrease) in cash and cash equivalents	(5,218,666)	8,956,020
Cash and cash equivalents at beginning of period	6,530,161	146,708
Cash and cash equivalents at end of period	1,311,495	9,102,728
Supplemental disclosure of cash flow information:
Cash paid for interest	31,020	74,299
Cash paid for income taxes	$ 0	$ 0